UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00696

T. Rowe Price Small-Cap Stock Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Stock Fund

Investor Class (OTCFX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Investor Class	$46	0.92%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Portfolio Turnover Rate	36.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F65-053 8/25

Small-Cap Stock Fund

Investor Class (OTCFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Stock Fund

Advisor Class (PASSX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Advisor Class	$59	1.18%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Portfolio Turnover Rate	36.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F265-053 8/25

Small-Cap Stock Fund

Advisor Class (PASSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Stock Fund

I Class (OTIIX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - I Class	$38	0.77%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Portfolio Turnover Rate	36.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F525-053 8/25

Small-Cap Stock Fund

I Class (OTIIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Small-Cap Stock Fund

Z Class (TRZZX)

This semi-annual shareholder report contains important information about Small-Cap Stock Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Stock Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$8,017,998
Number of Portfolio Holdings	297

Portfolio Turnover Rate	36.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	19.5%
Financials	19.1
Health Care	18.7
Information Technology	11.6
Consumer Discretionary	7.0
Real Estate	6.0
Materials	5.0
Energy	4.6
Utilities	3.7
Other	4.8

Top Ten Holdings (as a % of Net Assets)

Liberty Media Corp-Liberty Live	2.2%
Masimo	1.6
Mirion Technologies	1.6
VSE	1.4
API Group	1.3
RBC Bearings	1.3
Planet Fitness	1.2
Esab	1.2
PennyMac Financial Services	1.1
OR Royalties	1.1

How has the fund changed?

This is a summary of certain material changes to Small-Cap Stock Fund. Effective September 30, 2025, the fund will resume accepting new accounts and purchases from most investors who invest directly with T. Rowe Price. Please see the fund’s prospectus supplement dated August 19, 2025, for more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1268-053 8/25

Small-Cap Stock Fund

Z Class (TRZZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
OTCFX Small-Cap Stock Fund
PASSX Small-Cap Stock Fund–
.
Advisor Class
OTIIX Small-Cap Stock Fund–
.
I Class
TRZZX Small-Cap Stock Fund–
.
Z Class

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 56.21 $ 58.00 $ 51.34 $ 69.75 $ 63.91 $ 52.31
Investment
activities
Net investment
income (loss)
(1)(2)
(0.02) (0.01) 0.08 (0.03) (0.13) (0.01)
Net realized and
unrealized gain/
loss 0.17 7.21 8.79 (16.26) 10.91 13.07
Total from
investment
activities 0.15 7.20 8.87 (16.29) 10.78 13.06
Distributions
Net investment
income — (0.28) (0.13) — — —
Net realized gain — (8.71) (2.08) (2.12) (4.94) (1.46)
Total distributions — (8.99) (2.21) (2.12) (4.94) (1.46)
NET ASSET
VALUE
End of period $ 56.36 $ 56.21 $ 58.00 $ 51.34 $ 69.75 $ 63.91

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.27% 11.64% 17.43% (23.49)% 17.14% 25.05%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.92%
(4)
0.90% 0.90% 0.91% 0.85% 0.88%
Net expenses
after waivers/
payments by
Price Associates 0.92%
(4)
0.90% 0.90% 0.91% 0.85% 0.88%
Net investment
income (loss) (0.07) %
(4)
(0.01)% 0.15% (0.05)% (0.18)% (0.02)%
Portfolio turnover
rate 36.8% 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end of
period (in millions) $2,261 $2,440 $2,676 $2,394 $5,249 $5,095
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 55.21 $ 57.13 $ 50.62 $ 68.99 $ 63.23 $ 51.78
Investment
activities
Net investment
loss
(1)(2)
(0.09) (0.16) (0.07) (0.17) (0.34) (0.15)
Net realized and
unrealized gain/
loss 0.17 7.09 8.66 (16.08) 10.79 12.91
Total from
investment
activities 0.08 6.93 8.59 (16.25) 10.45 12.76
Distributions
Net investment
income — (0.14) — — — —
Net realized gain — (8.71) (2.08) (2.12) (4.69) (1.31)
Total distributions — (8.85) (2.08) (2.12) (4.69) (1.31)
NET ASSET
VALUE
End of period $ 55.29 $ 55.21 $ 57.13 $ 50.62 $ 68.99 $ 63.23

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.14% 11.34% 17.12% (23.69)% 16.79% 24.72%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.18%
(4)
1.15% 1.17% 1.17% 1.15% 1.15%
Net expenses
after waivers/
payments by
Price Associates 1.18%
(4)
1.15% 1.17% 1.17% 1.15% 1.15%
Net investment
loss (0.34)%
(4)
(0.27)% (0.13)% (0.31)% (0.48)% (0.30)%
Portfolio turnover
rate 36.8% 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end
of period (in
thousands) $38,010 $46,955 $57,626 $65,259 $105,183 $116,742
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 56.23 $ 58.03 $ 51.36 $ 69.76 $ 63.92 $ 52.31
Investment
activities
Net investment
income (loss)
(1)(2)
0.02 0.07 0.15 0.07 (0.05) 0.03
Net realized and
unrealized gain/
loss 0.18 7.22 8.78 (16.28) 10.91 13.11
Total from
investment
activities 0.20 7.29 8.93 (16.21) 10.86 13.14
Distributions
Net investment
income — (0.38) (0.18) (0.07) — (0.01)
Net realized gain — (8.71) (2.08) (2.12) (5.02) (1.52)
Total distributions — (9.09) (2.26) (2.19) (5.02) (1.53)
NET ASSET
VALUE
End of period $ 56.43 $ 56.23 $ 58.03 $ 51.36 $ 69.76 $ 63.92

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
0.36% 11.78% 17.56% (23.37)% 17.27% 25.21%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.77%
(4)
0.77% 0.78% 0.77% 0.75% 0.75%
Net expenses
after waivers/
payments by
Price Associates 0.77%
(4)
0.77% 0.78% 0.77% 0.75% 0.75%
Net investment
income (loss) 0.08%
(4)
0.12% 0.27% 0 .12% (0.08)% 0.07%
Portfolio turnover
rate 36.8% 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end of
period (in millions) $3,282 $3,448 $3,340 $2,987 $2,385 $2,110
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 56.45 $ 58.16 $ 51.43 $ 69.79 $ 63.93 $ 34.88
Investment
activities
Net investment
income
(2)(3)
0.23 0.54 0.57 0.50 0.48 0.35
Net realized and
unrealized gain/
loss 0.18 7.30 8.84 (16.29) 10.92 30.57
Total from
investment
activities 0.41 7.84 9.41 (15.79) 11.40 30.92
Distributions
Net investment
income — (0.84) (0.60) (0.45) (0.30) (0.35)
Net realized gain — (8.71) (2.08) (2.12) (5.24) (1.52)
Total distributions — (9.55) (2.68) (2.57) (5.54) (1.87)
NET ASSET
VALUE
End of period $ 56.86 $ 56.45 $ 58.16 $ 51.43 $ 69.79 $ 63.93

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
0.73% 12.66% 18.49% (22.79)% 18.14% 88.82%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.74%
(5)
0.74% 0.74% 0.74% 0.74% 0.74%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 0.84%
(5)
0.89% 1.05% 0.87% 0.67% 0.85%
(5)
Portfolio turnover
rate 36.8% 58.7% 28.2% 24.3% 14.9% 19.6%
Net assets, end of
period (in millions) $2,436 $2,558 $3,389 $2,971 $3,983 $4,009
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
COMMUNICATION SERVICES  3.2%
Entertainment  2.6%
Atlanta Braves Holdings, Class C (1) 808,708 37,823
Liberty Media Corp-Liberty Live, Class C (1) 2,123,872 172,374
210,197
Interactive Media & Services  0.5%
Reddit, Class A (1) 180,911 27,240
Vimeo (1) 2,692,841 10,879
38,119
Media  0.1%
MNTN, Class A (1) 441,314 9,652
9,652
Total Communication Services 257,968
CONSUMER DISCRETIONARY  6.9%
Broadline Retail  0.7%
Global-e Online (1) 676,003 22,673
Ollie's Bargain Outlet Holdings (1) 14,361 1,892
Savers Value Village (1) 2,724,194 27,787
52,352
Diversified Consumer Services  0.6%
Bright Horizons Family Solutions (1) 198,151 24,489
Duolingo (1) 14,357 5,887
Frontdoor (1) 337,789 19,909
50,285
Hotels, Restaurants & Leisure  3.6%
Cava Group (1) 6,795 572
Dutch Bros, Class A (1) 512,445 35,036
Life Time Group Holdings (1) 443,114 13,440
Planet Fitness, Class A (1) 879,569 95,917
Red Rock Resorts, Class A  505,426 26,297
Sportradar Group, Class A (1) 1,083,346 30,421
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $33,027 (1)(2)(3)(4)(5) 3,862,836 14,370

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Wingstop  141,614 47,687
Wyndham Hotels & Resorts  329,112 26,727
290,467
Household Durables  0.6%
Champion Homes (1) 289,557 18,129
Installed Building Products  161,263 29,079
47,208
Leisure Products  0.3%
Peloton Interactive, Class A (1) 3,971,396 27,561
27,561
Specialty Retail  0.5%
Burlington Stores (1) 117,376 27,307
Floor & Decor Holdings, Class A (1) 212,996 16,179
43,486
Textiles, Apparel & Luxury Goods  0.6%
Birkenstock Holding (1) 820,958 40,375
Kontoor Brands  174,817 11,532
51,907
Total Consumer Discretionary 563,266
CONSUMER STAPLES  1.7%
Beverages  0.0%
Primo Brands  26,788 793
793
Consumer Staples Distribution & Retail  0.3%
Grocery Outlet Holding (1) 2,233,535 27,740
27,740
Food Products  0.6%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $10,490 (1)(3)(5) 568,149 —
Post Holdings (1) 199,851 21,790
Simply Good Foods (1) 933,633 29,493
51,283
Personal Care Products  0.8%
BellRing Brands (1) 317,205 18,376

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Interparfums  214,369 28,149
Olaplex Holdings (1) 10,276,746 14,387
60,912
Total Consumer Staples 140,728
ENERGY  4.3%
Energy Equipment & Services  1.9%
Cactus, Class A  427,150 18,675
Kodiak Gas Services  354,612 12,153
TechnipFMC  2,326,844 80,136
Weatherford International  759,982 38,235
149,199
Oil, Gas & Consumable Fuels  2.4%
Antero Resources (1) 21,416 863
Delek U.S. Holdings  550,478 11,659
DT Midstream  9,161 1,007
Expand Energy  430,421 50,333
Magnolia Oil & Gas, Class A  603,389 13,564
MEG Energy (CAD)  1,021,371 19,299
PBF Energy, Class A  876,334 18,990
Range Resources  594,407 24,175
Viper Energy  1,285,660 49,022
188,912
Total Energy 338,111
FINANCIALS  18.8%
Banks  9.7%
Banc of California  2,987,051 41,968
Blue Foundry Bancorp (1) 673,338 6,444
Cadence Bank  1,413,571 45,206
Columbia Banking System  1,821,661 42,590
CRB Group, Acquisition Date: 4/14/22, Cost $2,582 (1)(3)(5) 24,556 1,554
Dime Community Bancshares  1,077,087 29,017
Dogwood State Bank (1) 480,611 7,305
East West Bancorp  689,974 69,674
Eastern Bankshares  1,680,371 25,659

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Equity Bancshares, Class A  667,233 27,223
FB Financial  681,926 30,891
Five Star Bancorp  867,161 24,749
Flagstar Financial  872,958 9,253
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,000 (1)(3)(5) 500,044 2,250
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(3)(5) 98,245 67
HarborOne Bancorp  1,159,120 13,538
Home BancShares  962,153 27,383
Kearny Financial  1,205,058 7,785
Live Oak Bancshares  973,293 29,004
Origin Bancorp  495,383 17,705
Pinnacle Financial Partners  551,532 60,895
Popular  200,513 22,099
Prosperity Bancshares  600,589 42,185
Renasant  1,128,739 40,556
SouthState  669,904 61,651
Texas Capital Bancshares (1) 570,890 45,329
Western Alliance Bancorp  562,451 43,860
775,840
Capital Markets  4.1%
Cboe Global Markets  325,272 75,857
Etoro Group, Class A (1) 341,248 22,724
Hamilton Lane, Class A  446,970 63,523
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $11,753 (1)
(3)(5) 839,506 11,753
PJT Partners, Class A  188,160 31,048
StepStone Group, Class A  658,696 36,558
Stifel Financial  82,169 8,527
TMX Group (CAD)  1,896,329 80,379
330,369
Consumer Finance  0.2%
Encore Capital Group (1) 499,753 19,345
19,345

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  1.7%
Marqeta, Class A (1) 8,343,854 48,645
PennyMac Financial Services  910,302 90,702
Toast, Class A (1) 12,635 560
139,907
Insurance  3.1%
Baldwin Insurance Group (1) 896,373 38,374
Definity Financial (CAD)  554,672 32,329
Goosehead Insurance, Class A  339,177 35,787
Palomar Holdings (1) 85,435 13,178
RLI  520,103 37,562
Root, Class A (1) 215,725 27,606
TWFG (1)(4) 759,778 26,592
White Mountains Insurance Group  21,352 38,342
249,770
Total Financials 1,515,231
HEALTH CARE  17.9%
Biotechnology  6.7%
ADMA Biologics (1) 748,564 13,631
Arcellx (1) 500,372 32,950
Ascendis Pharma, ADR (1) 257,498 44,444
Avidity Biosciences (1) 365,627 10,384
Black Diamond Therapeutics (1) 2,500,434 6,201
Caris Life Sciences (1) 312,643 8,354
Caris Life Sciences, Acquisition Date: 8/14/20 - 6/30/25,
Cost $12,543 (1)(3) 832,901 22,255
Crinetics Pharmaceuticals (1) 290,830 8,364
Cytokinetics (1) 1,718,503 56,779
Denali Therapeutics (1) 1,012,982 14,172
Erasca (1) 3,573,384 4,538
Immatics (1) 3,834,703 20,631
Immunocore Holdings, ADR (1) 2,057,637 64,569
Immunome (1) 3,034,516 28,221
Immunovant (1) 2,546,141 40,738
Ionis Pharmaceuticals (1) 1,016,319 40,155

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Merus (1) 164,539 8,655
Metsera (1) 485,939 13,825
Metsera, Acquisition Date: 11/12/24, Cost $6,890 (1)(3) 581,810 16,552
Nurix Therapeutics (1) 558,295 6,359
Nuvalent, Class A (1) 490,461 37,422
Prime Medicine (1) 116,033 287
Revolution Medicines (1) 633,539 23,308
Vaxcyte (1) 391,771 12,736
535,530
Health Care Equipment & Supplies  3.4%
Haemonetics (1) 266,154 19,858
Kestra Medical Technologies, Acquisition Date: 7/15/24 - 3/6/25,
Cost $6,947 (1)(3) 601,756 9,977
Lantheus Holdings (1) 316,376 25,899
Masimo (1) 744,476 125,236
Outset Medical (1) 719,350 13,819
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $13,938 (1)
(3)(5) 3,701,604 1,147
Penumbra (1) 3,514 902
PROCEPT BioRobotics (1) 586,358 33,774
QuidelOrtho (1) 1,467,609 42,296
272,908
Health Care Providers & Services  4.1%
Alignment Healthcare (1) 3,926,453 54,970
BrightSpring Health Services (1) 1,126,346 26,570
Concentra Group Holdings Parent  1,278,214 26,293
GeneDx Holdings (1) 465,265 42,949
HealthEquity (1) 268,576 28,136
Molina Healthcare (1) 99,625 29,678
NeoGenomics (1) 1,183,200 8,649
Oscar Health, Class A (1) 3,558,446 76,293
RadNet (1) 561,810 31,973
325,511
Health Care Technology  0.0%
Doximity, Class A (1) 18,142 1,113
1,113

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  2.6%
Avantor (1) 2,063,436 27,774
BioLife Solutions (1) 1,904,977 41,033
Bio-Techne  522,678 26,892
Bruker  709,252 29,221
Repligen (1) 219,642 27,319
Sotera Health (1) 2,655,338 29,527
Stevanato Group  1,069,612 26,131
207,897
Pharmaceuticals  1.1%
Axsome Therapeutics (1) 110,861 11,573
Corcept Therapeutics (1) 252,898 18,563
Elanco Animal Health (1) 3,320,061 47,410
Perrigo  478,217 12,778
90,324
Total Health Care 1,433,283
INDUSTRIALS & BUSINESS SERVICES  17.9%
Aerospace & Defense  1.3%
Karman Holdings (1) 569,160 28,669
Leonardo DRS  563,839 26,207
Loar Holdings (1) 445,417 38,382
Mercury Systems (1) 155,597 8,380
101,638
Building Products  1.1%
AZZ  647,986 61,222
CSW Industrials  52,888 15,170
Simpson Manufacturing  52,754 8,193
84,585
Commercial Services & Supplies  2.2%
ACV Auctions, Class A (1) 493,035 7,997
Casella Waste Systems, Class A (1) 230,722 26,621
MSA Safety  175,373 29,380
Tetra Tech  14,606 525

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
VSE  878,817 115,108
179,631
Construction & Engineering  1.7%
API Group (1) 2,087,089 106,546
Arcosa  298,031 25,842
132,388
Electrical Equipment  0.1%
Thermon Group Holdings (1) 387,227 10,873
10,873
Ground Transportation  0.9%
RXO (1) 992,673 15,605
Saia (1) 194,671 53,338
68,943
Machinery  6.6%
Atmus Filtration Technologies  737,882 26,874
Crane  141,113 26,796
Enerpac Tool Group  473,667 19,212
Enpro  209,549 40,139
Esab  762,971 91,976
ESCO Technologies  156,497 30,027
Federal Signal  442,761 47,119
Graco  506,189 43,517
Hillman Solutions (1) 1,705,317 12,176
ITT  53,240 8,350
RBC Bearings (1) 264,031 101,599
Spirax Group (GBP)  429,090 35,088
SPX Technologies (1) 184,878 31,000
Weir Group (GBP)  431,040 14,741
528,614
Professional Services  1.2%
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $4,339 (1)(3)
(5) 568,563 3,491
Parsons (1) 864,275 62,029
Paylocity Holding (1) 149,417 27,073
92,593

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  2.8%
Custom Truck One Source (1) 1,988,663 9,824
Diploma (GBP)  394,761 26,500
FTAI Aviation  203,149 23,370
McGrath RentCorp  224,165 25,994
QXO (1) 1,631,659 35,146
Rush Enterprises, Class A  523,518 26,967
SiteOne Landscape Supply (1) 661,511 80,003
227,804
Total Industrials & Business Services 1,427,069
INFORMATION TECHNOLOGY  10.1%
Electronic Equipment, Instruments & Components  3.5%
CTS  484,670 20,652
Mirion Technologies (1) 5,756,128 123,929
Novanta (1) 197,011 25,401
PAR Technology (1) 1,160,734 80,520
Teledyne Technologies (1) 52,361 26,825
277,327
IT Services  0.2%
Globant (1) 189,864 17,247
17,247
Semiconductors & Semiconductor Equipment  1.9%
Entegris  345,774 27,886
Lattice Semiconductor (1) 1,744,601 85,468
MACOM Technology Solutions Holdings (1) 267,351 38,309
151,663
Software  4.5%
Alkami Technology (1) 265,911 8,014
Amplitude, Class A (1) 3,975,763 49,299
Aurora Innovation (1) 4,457,979 23,360
CCC Intelligent Solutions Holdings (1) 873,484 8,219
Descartes Systems Group (1) 782,376 79,525
I3 Verticals, Class A (1) 863,786 23,737
Intapp (1) 530,846 27,402

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
JFrog (1) 630,692 27,675
nCino (1) 956,871 26,764
Onestream (1) 1,731,470 49,001
Workiva (1) 544,874 37,297
360,293
Technology Hardware, Storage & Peripherals  0.0%
IonQ (1) 54,427 2,339
2,339
Total Information Technology 808,869
MATERIALS  4.4%
Chemicals  0.7%
Element Solutions  1,976,494 44,767
HB Fuller  146,760 8,828
53,595
Construction Materials  0.5%
Knife River (1) 491,898 40,159
40,159
Containers & Packaging  0.7%
International Paper  1,272,135 59,574
59,574
Metals & Mining  2.2%
Alamos Gold, Class A (CAD)  21,843 581
Capstone Copper (CAD) (1) 4,594,259 28,205
Constellium (1) 2,073,215 27,574
OR Royalties  3,527,840 90,701
Royal Gold  6,242 1,110
Warrior Met Coal  585,173 26,818
174,989
Paper & Forest Products  0.3%
Louisiana-Pacific  302,733 26,032
26,032
Total Materials 354,349

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  6.0%
Hotel & Resort Real Estate Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  189,631 18,711
18,711
Industrial Real Estate Investment Trusts  1.0%
EastGroup Properties, REIT  216,718 36,218
Terreno Realty, REIT  731,570 41,019
77,237
Real Estate Management & Development  1.9%
Colliers International Group  320,595 41,851
FirstService  234,895 41,017
Landbridge, Class A  535,044 36,158
Redfin (1) 2,639,986 29,542
148,568
Residential Real Estate Investment Trusts  1.1%
Flagship Communities REIT (4) 1,225,166 22,041
Independence Realty Trust, REIT  2,681,488 47,435
UNITE Group (GBP)  1,547,743 18,039
87,515
Retail Real Estate Investment Trusts  0.8%
Curbline Properties, REIT  2,224,892 50,794
Macerich, REIT  805,349 13,031
63,825
Specialized Real Estate Investment Trusts  1.0%
CubeSmart, REIT  1,800,846 76,536
76,536
Total Real Estate 472,392
UTILITIES  3.5%
Electric Utilities  2.1%
Hawaiian Electric Industries (1) 2,641,271 28,076
IDACORP  430,254 49,673
OGE Energy  1,118,501 49,639
TXNM Energy  744,440 41,927
169,315

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Gas Utilities  0.8%
Chesapeake Utilities  540,702 65,003
65,003
Water Utilities  0.6%
California Water Service Group  689,406 31,354
Middlesex Water  349,571 18,940
50,294
Total Utilities 284,612
Total Miscellaneous Common Stocks  3.6% (6) 284,266
Total Common Stocks (Cost $6,209,331) 7,880,144
CONVERTIBLE PREFERRED STOCKS  1.8%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $6,813 (1)
(2)(3)(4)(5) 758,455 2,822
2,822
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $10,756 (1)(3)
(5) 1,848,191 1,922
1,922
Total Consumer Discretionary 4,744
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $3,841 (1)(3)(5) 208,032 —
Total Consumer Staples —
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $9,075 (1)(3)(5) 86,312 5,461
Total Financials 5,461
HEALTH CARE  0.5%
Health Care Equipment & Supplies  0.2%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $5,415 (1)
(3)(5) 5,330,753 4,411

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $5,246 (1)
(3)(5) 10,806,506 6,994
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $4,351 (1)
(3)(5) 6,722,576 4,351
15,756
Health Care Providers & Services  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $9,397 (1)(3)(5) 3,902,227 5,229
5,229
Life Sciences Tools & Services  0.2%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $4,754 (1)(3)
(5) 403,512 4,753
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $5,808 (1)(3)(5) 553,678 1,661
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,793 (1)(3)(5) 497,323 7,992
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $11,631 (1)(3)(5) 261,906 4,209
18,615
Total Health Care 39,600
INDUSTRIALS & BUSINESS SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $5,882 (1)(3)(5) 148,209 33
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11,512 (1)
(3)(5) 2,061,623 5,720
Epirus, Series D, Acquisition Date: 1/21/25, Cost $1,132 (1)(3)
(5) 408,092 1,132
6,885
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $5,112 (1)(3)
(5) 420,147 2,202
Flexe, Series D, Acquisition Date: 4/7/22, Cost $3,033 (1)(3)(5) 148,715 779
2,981
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $5,620 (1)
(3)(5) 269,870 534
534

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services  0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $3,881 (1)(3)
(5) 852,879 5,237
Checkr, Series D, Acquisition Date: 9/6/19, Cost $11,857 (1)(3)
(5) 1,176,033 7,221
12,458
Total Industrials & Business Services 22,858
INFORMATION TECHNOLOGY  0.3%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $4,277 (1)(3)(5) 293,317 428
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $1,811 (1)
(3)(5) 95,996 140
568
Semiconductors & Semiconductor Equipment  0.1%
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $9,109 (1)(3)(5) 113,529 8,128
8,128
Software  0.2%
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,576 (1)(3)(5) 886,735 11,351
Nuro, Series D, Acquisition Date: 10/29/21, Cost $5,450 (1)(3)
(5) 261,432 3,388
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $5,397 (1)(3)(5) 1,068,639 3,676
18,415
Total Information Technology 27,111
MATERIALS  0.6%
Chemicals  0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $7,078 (1)(3)(5) 149,321 8,850
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $9,813 (1)
(3)(5) 237,759 4,649
13,499
Metals & Mining  0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $5,885 (1)(3)(5) 214,677 18,238

T. ROWE PRICE Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $9,035 (1)(3)(5) 106,359 9,035
27,273
Total Materials 40,772
Total Convertible Preferred Stocks (Cost $201,340) 140,546
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.37% (4)(7) 18,175,366 18,175
Total Short-Term Investments (Cost $18,175) 18,175
Total Investments in Securities
100.3% of Net Assets
(Cost $6,428,846) $ 8,038,865
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $223,962 and represents 2.8% of net assets.
(4) Affiliated Companies
(5) See Note 2. Level 3 in fair value hierarchy.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Flagship Communities REIT  $ 7 $ 3,432 $ 294
Torchys Holdings  — — —
Torchys Holdings, Class A  — — —
TWFG  31 3,430 —
T. Rowe Price Government Reserve Fund,
4.37% — — 441
Totals $ 38# $ 6,862 $ 735+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
Flagship Communities REIT  $ 15,192 $ 3,461 $ 44 $ 22,041
Torchys Holdings  2,822 — — 2,822
Torchys Holdings, Class A  14,370 — — 14,370
TWFG  * 5,620 33 26,592
T. Rowe Price Government
Reserve Fund, 4.37% 56,752  ¤  ¤ 18,175
Total $ 84,000^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $735 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $97,428.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,428,846) $ 8,038,865
Receivable for investment securities sold 13,889
Dividends receivable 4,011
Receivable for shares sold 1,707
Due from affiliates 1,221
Other assets 106
Total assets 8,059,799
Liabilities
Payable for investment securities purchased 27,789
Payable for shares redeemed 8,814
Investment management fees payable 4,770
Payable to directors 6
Other liabilities 422
Total liabilities 41,801
NET ASSETS $ 8,017,998

T. ROWE PRICE Small-Cap Stock Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,017,506
Paid-in capital applicable to 141,814,437 shares of $0.50
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,000,492
NET ASSETS $ 8,017,998
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $2,261,436; Shares outstanding: 40,121,425) $ 56.36
Advisor Class
(Net assets: $38,010; Shares outstanding: 687,435) $ 55.29
I Class
(Net assets: $3,282,348; Shares outstanding: 58,163,657) $ 56.43
Z Class
(Net assets: $2,436,204; Shares outstanding: 42,841,920) $ 56.86

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $377) $ 33,264
.
  Interest 188
Other 4
Total income 33,456
Expenses
Investment management 29,120
Shareholder servicing
Investor Class $ 1,947
Advisor Class 37
I Class 409 2,393
Rule 12b-1 fees
Advisor Class 50
Prospectus and shareholder reports
Investor Class 19
I Class 13
Z Class 1 33
Custody and accounting 214
Registration 48
Legal and audit 32
Directors 13
Miscellaneous 21
Waived / paid by Price Associates (8,936)
Total expenses 22,988
Net investment income 10,468

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 333,603
Foreign currency transactions 77
Net realized gain 333,680
Change in net unrealized gain / loss
Securities (319,585)
Other assets and liabilities denominated in foreign currencies 8
Change in net unrealized gain / loss (319,577)
Net realized and unrealized gain / loss 14,103
INCREASE IN NET ASSETS FROM OPERATIONS $ 24,571

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 10,468 $ 31,472
Net realized gain 333,680 1,964,656
Change in net unrealized gain / loss (319,577) (933,185)
Increase in net assets from operations 24,571 1,062,943
Distributions to shareholders
Net earnings
Investor Class – (345,084)
Advisor Class – (6,620)
I Class – (492,595)
Z Class – (448,668)
Decrease in net assets from distributions – (1,292,967)
Capital share transactions
*
Shares sold
Investor Class 60,275 181,172
Advisor Class 2,404 8,342
I Class 122,396 430,922
Z Class 35,540 126,730
Distributions reinvested
Investor Class – 327,294
Advisor Class – 6,601
I Class – 450,683
Z Class – 448,668
Shares redeemed
Investor Class (240,760) (678,914)
Advisor Class (11,314) (23,972)
I Class (295,059) (663,718)
Z Class (173,617) (1,352,998)
Decrease in net assets from capital share
transactions (500,135) (739,190)

T. ROWE PRICE Small-Cap Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Decrease during period (475,564) (969,214)
Beginning of period 8,493,562 9,462,776
End of period $ 8,017,998 $ 8,493,562
*Share information (000s)
Shares sold
Investor Class 1,106 2,970
Advisor Class 44 139
I Class 2,224 7,117
Z Class 645 2,139
Distributions reinvested
Investor Class – 5,529
Advisor Class – 114
I Class – 7,610
Z Class – 7,551
Shares redeemed
Investor Class (4,393) (11,231)
Advisor Class (208) (411)
I Class (5,387) (10,960)
Z Class (3,125) (22,639)
Decrease in shares outstanding (9,094) (12,072)

T. ROWE PRICE Small-Cap Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Stock Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Small-Cap
Stock Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies. The fund has four classes of shares: the Small-Cap Stock Fund, Inc. (Investor Class), the Small-Cap Stock Fund–Advisor Class (Advisor Class), the Small-Cap Stock
Fund–I Class (I Class) and the Small-Cap Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Small-Cap Stock Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the fund realized $8,043,000 of net gain on
$21,355,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Small-Cap Stock Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Small-Cap Stock Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Small-Cap Stock Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $(28,833,000) for the six months ended June 30, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,511,387 $ 334,125 $ 34,632 $ 7,880,144
Convertible Preferred Stocks — — 140,546 140,546
Short-Term Investments 18,175 — — 18,175
Total $ 7,529,562 $ 334,125 $ 175,178 $ 8,038,865
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 45,386 $ (1,985) $ 11,753 $ (20,522) $ 34,632
Convertible Bonds 4,745 501 — (5,246) —
Convertible Preferred Stocks 177,746 (24,564) 20,339 (32,975) 140,546
Total $ 227,877 $ (26,048) $ 32,092 $ (58,743) $ 175,178

T. ROWE PRICE Small-Cap Stock Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,966,290,000 and
$3,418,718,000, respectively, for the six months ended June 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,433,301,000. Net unrealized gain aggregated $1,605,557,000 at period-end, of which $2,022,795,000 related to appreciated investments and $417,238,000 related to depreciated investments.

T. ROWE PRICE Small-Cap Stock Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings,

T. ROWE PRICE Small-Cap Stock Fund

taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated in the table below. At June 30, 2025, there were no amounts subject to repayment

T. ROWE PRICE Small-Cap Stock Fund

by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $1,111,000 for T. Rowe Price Services, Inc.;
and $128,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 1.09% 1.34% 0.05% 0.00%
Expense limitation date 02/29/28 02/29/28 02/29/28 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(8,936)

T. ROWE PRICE Small-Cap Stock Fund

charged $76,000 for shareholder servicing costs related to the college savings plans, of which $34,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 15% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2025, this reimbursement amounted to $107,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.

T. ROWE PRICE Small-Cap Stock Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Small-Cap Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Small-Cap Stock Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for small-cap growth funds indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class
Expense Group), the fund’s actual management fee rate ranked in the first quintile
(Investor Class Expense Group), second quintile (Expense Universe), and third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Expense Universe, and Advisor
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Class Expense Group). At the Adviser’s request, Broadridge also compared the fund against other relevant small-cap core funds. The information provided to the
Board for small-cap core funds indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Expense Universe) and third quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group and Expense Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Stock Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F65-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Stock Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025